Financial Risk Management Objectives and Policies - Maturity Profile of Financial Assets and Liabilities Based on Contractual Undiscounted Payments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Financial assets
Cash and bank balances	¥ 7,913,083	$ 1,143,047	¥ 6,433,593
Financial assets	19,013,006	2,746,433	15,408,896
Financial liabilities
Lease liabilities	77,672	11,220	63,231
Financial liabilities	16,666,564	2,407,488	12,982,296
Liquidity risk [member]
Financial assets
Trade and bills receivables	10,878,223	1,571,362	8,578,001
Other receivables, excluding tax recoverable	221,700	32,024	397,302
Cash and bank balances	7,913,083	1,143,047	6,433,593
Financial assets	19,013,006	2,746,433	15,408,896
Financial liabilities
Loans and borrowings	2,036,878	294,227	2,548,371
Trade and other payables (Note 23)	14,573,464	2,105,140	10,402,492
Lease liabilities	85,344	12,328	65,804
Other financial liabilities	81,368	11,754	81,368
Financial liabilities	16,777,054	$ 2,423,449	13,098,035
Liquidity risk [member] | One year or less [member]
Financial assets
Trade and bills receivables	10,878,223		8,578,001
Other receivables, excluding tax recoverable	221,700		397,302
Cash and bank balances	7,913,083		6,433,593
Financial assets	19,013,006		15,408,896
Financial liabilities
Loans and borrowings	2,016,653		1,903,247
Trade and other payables (Note 23)	14,421,602		10,230,724
Lease liabilities	37,350		34,335
Other financial liabilities	0
Financial liabilities	16,475,605		12,168,306
Liquidity risk [member] | One to five years [member]
Financial assets
Trade and bills receivables	0
Other receivables, excluding tax recoverable	0
Cash and bank balances	0
Financial assets	0
Financial liabilities
Loans and borrowings	20,225		645,124
Trade and other payables (Note 23)	151,862		171,768
Lease liabilities	33,694		30,711
Other financial liabilities	81,368		81,368
Financial liabilities	287,149		928,971
Liquidity risk [member] | More than five years [member]
Financial assets
Trade and bills receivables	0
Other receivables, excluding tax recoverable	0
Cash and bank balances	0
Financial assets	0
Financial liabilities
Loans and borrowings	0
Trade and other payables (Note 23)	0
Lease liabilities	14,300		758
Other financial liabilities	0
Financial liabilities	¥ 14,300		¥ 758